ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - Sale of products	$ 36,053	$ 30,431	$ 31,339
Total revenues - Sale of Services	$ 70,474	$ 65,363	$ 54,268
Number of customers accounting for more than 10% of total net revenue
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - Sale of products	$ 6,289	$ 5,005	$ 4,102
Total revenues - Sale of Services	3,704	2,665	814
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - Sale of products	19,004	18,350	20,013
Total revenues - Sale of Services	40,047	39,596	32,738
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - Sale of products	10,760	7,076	7,224
Total revenues - Sale of Services	$ 26,723	$ 23,102	$ 20,716